Document and Entity Information Document	May 27, 2021
Cover [Abstract]
Title of 12(b) Security	Common Stock, par value $0.01
Entity Central Index Key	0001669162
City Area Code	804
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	May 27, 2021
Entity Registrant Name	KINSALE CAPITAL GROUP, INC.
Entity File Number	001-37848
Entity Tax Identification Number	98-0664337
Entity Address, Address Line One	2035 Maywill Street
Entity Address, Address Line Two	Suite 100
Local Phone Number	289-1300
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23230
Amendment Flag	false
Trading Symbol	KNSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false